Federal Income Taxes (Details 1) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Deferred tax assets:
General loan loss allowance	$ 331	$ 521
Deferred compensation and benefits		151
Accrued expenses	95	6
Fair value accounting adjustments on acquisition	214	376
Nonaccrued interest on loans	92	162
Other real estate owned adjustments	129	218
Depreciation	43	30
Total deferred tax assets	904	1,464
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(826)	(1,337)
Deferred loan origination costs	(36)	(50)
Loan servicing rights	(17)	(29)
Fair value accounting adjustments on acquisition	(468)	(767)
Total deferred tax liabilities	(1,347)	(2,183)
Net deferred tax liability	$ (443)	$ (719)